UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, February 7, 2007

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $158,518 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101      4080   52355 SH       SOLE                 51905             450
ABBOTT LABS                    COM                002824100      5416  111184 SH       SOLE                110234             950
AFLAC INC                      COM                001055102      5020  109129 SH       SOLE                108014            1115
APACHE CORP                    COM                037411105      3445   51795 SH       SOLE                 51255             540
AUTOMATIC DATA PROCESSING IN   COM                053015103      5228  106155 SH       SOLE                105035            1120
BCE INC                        COM NEW            05534B760      3991  147819 SH       SOLE                146560            1259
BIOMET INC                     COM                090613100      5209  126206 SH       SOLE                124836            1370
BP PLC                         SPONSORED ADR      055622104       294    4380 SH       SOLE                  4380               0
COCA COLA CO                   COM                191216100      4335   89840 SH       SOLE                 89065             775
CONOCOPHILLIPS                 COM                20825C104      6074   84415 SH       SOLE                 83648             767
DENTSPLY INTL INC NEW          COM                249030107      5174  173316 SH       SOLE                171556            1760
DEVON ENERGY CORP NEW          COM                25179M103      3806   56737 SH       SOLE                 56152             585
DIAGEO P L C                   SPON ADR NEW       25243Q205      4792   60426 SH       SOLE                 59896             530
DOW CHEM CO                    COM                260543103      3784   94845 SH       SOLE                 94040             805
ENCANA CORP                    COM                292505104      3243   70587 SH       SOLE                 69901             686
EQUITABLE RES INC              COM                294549100      9513  227857 SH       SOLE                225587            2270
GENERAL ELECTRIC CO            COM                369604103       227    6100 SH       SOLE                  6100               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      5093   96525 SH       SOLE                 95705             820
JOHNSON & JOHNSON              COM                478160104      5505   83381 SH       SOLE                 82666             715
KINDER MORGAN INC KANS         COM                49455P101      3708   35060 SH       SOLE                 34660             400
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      6626   90190 SH       SOLE                 89230             960
LOCKHEED MARTIN CORP           COM                539830109       250    2720 SH       SOLE                  2720               0
ISHARES INC                    MSCI JAPAN         464286848     13670  962012 SH       SOLE                953252            8760
MYLAN LABS INC                 COM                628530107      4489  224910 SH       SOLE                222380            2530
NEWMONT MINING CORP            COM                651639106       440    9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108      5551   88743 SH       SOLE                 87813             930
POSCO                          SPONSORED ADR      693483109      3084   37300 SH       SOLE                 36980             320
PROVIDENT ENERGY TR            TR UNIT            74386K104       246   22500 SH       SOLE                 22500               0
ROYAL DUTCH SHELL PLC          SPONS ADR A        780259206       283    4000 SH       SOLE                  4000               0
SIGMA ALDRICH CORP             COM                826552101      6146   79085 SH       SOLE                 78270             815
SYMANTEC CORP                  COM                871503108      5040  241730 SH       SOLE                239180            2550
SOUTHERN CO                    COM                842587107      4221  114501 SH       SOLE                113581             920
UNITED PARCEL SERVICE INC      CL B               911312106      5128   68395 SH       SOLE                 67705             690
WALGREEN CO                    COM                931422109      5273  114915 SH       SOLE                113645            1270
WASTE MGMT INC DEL             COM                94106L109      4266  116009 SH       SOLE                115039             970
WATERS CORP                    COM                941848103      5868  119835 SH       SOLE                118570            1265